                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [_]; Amendment Number: ____
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Selz Capital LLC
Address.   600 Fifth Avenue (25th Floor)
           New York, NY 10020

Form 13F File Number: 28 - 10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Selz
Title:     Managing Member
Phone:     (212) 218-8270

Signature, Place, and Date of Signing:

      /s/ Bernard Selz               New York, NY              4-29-2009
  -------------------------    -------------------------    ----------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-__________________       None
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            - 0 -

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:      150,310
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.          Form 13F File Number         Name

    ______       28-____________              NONE

    [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1             Column 2          Column 3    Column 4          Column 5           Column 6            Column 8
-------------------- ----------------- ---------- ---------  -------------------------- ---------- ---------------------------
                                                                                                        Voting Authority
                                                      Value                             Investment ---------------------------
Name of Issuer        Title of Class   Cusip       (x$1000)  Shares/Prn Amount/Put-Call Discretion   Sole    Shared    None
-------------------- ----------------- ---------- ---------  -------------------------- ---------- --------- ------ ----------
AXIS CAPITAL
  HOLDINGS           SHS               G0692U109      2,254     100,000       SH        SOLE          30,000   --       70,000
EVEREST RE GROUP LTD COM               G3223R108      2,832      40,000       SH        SOLE          12,000   --       28,000
MILLICOM INTL
  CELLULAR S A       SHS NEW           L6388F110      7,452     201,200       SH        SOLE          45,000   --      156,200
ALLIANCE RES
  PARTNER L P        UT LTD PART       01877R108      8,730     300,000       SH        SOLE          98,000   --      202,000
AMERICAN TOWER CORP  NOTE 5.000% 2/1   029912AF9      4,000   4,000,000       PRN       SOLE         900,000   --    3,100,000
AMERICREDIT CORP     NOTE 0.750% 9/1   03060RAP6      3,300   7,500,000       PRN       SOLE       2,200,000   --    5,300,000
ANNALY CAP MGMT INC  COM               035710409      6,242     450,000       SH        SOLE         142,000   --      308,000
ATLAS ENERGY
  RESOURCES LLC      COM               049303100      4,832     458,000       SH        SOLE         128,000   --      330,000
CTS CORP             NOTE 2.125% 5/0   126501AC9      2,079   2,143,000       PRN       SOLE         900,000         1,243,000
CHUBB CORP           COM               171232101      6,348     150,000       SH        SOLE          49,000   --      101,000
COMPTON PETE CORP    COM               204940100        597     919,000       SH        SOLE              --   --      919,000
COPANO ENERGY L L C  COM UNITS         217202100      3,996     300,000       SH        SOLE          92,000   --      208,000
CROWN CASTLE INTL
  CORP               COM               228227104        408      20,000       SH        SOLE           7,000   --       13,000
DIODES INC           NOTE 2.250% 10/0  254543AA9      6,100   8,000,000       PRN       SOLE       2,150,000   --    5,850,000
EQUINIX INC          NOTE 2.500% 4/1   29444UAF3      8,275  10,000,000       PRN       SOLE       2,150,000   --    7,850,000
EQUINIX INC          COM NEW           29444UAF3      8,984     160,000       SH        SOLE          51,000   --      109,000
FLAMEL TECHNOLOGIES
  SA                 SPONSORED ADR     338488109      2,610     435,000       SH        SOLE          76,000   --      359,000
GENESIS ENERGY L P   UNIT LTD PARTN    371927104        614      60,000       SH        SOLE          19,000   --       41,000
GOLDCORP INC NEW     COM               380956409      1,000      30,000       SH        SOLE              --   --       30,000
ICONIX BRAND GROUP
  INC                NOTE 1.875% 6/3   451055AB3      8,418  13,000,000       PRN       SOLE       3,240,000   --    9,760,000
INERGY L P           UNIT LTD PTNR     456615103      7,001     319,400       SH        SOLE          88,000   --      231,400
KINDER MORGAN
  MANAGEMENT LLC     SHS               49455U100        836      20,505       SH        SOLE           8,200   --       12,305
MBIA INC             COM               55262C100        550     120,000       SH        SOLE          31,000   --       89,000
MDC PARTNERS INC     CL A SUB VTG      552697104      1,284     389,000       SH        SOLE              --   --      389,000
MACERICH CO          COM               554382101        939     150,000       SH        SOLE          52,000   --       98,000
MAGELLAN MIDSTREAM
  HLDGS LP           COM LP INTS       55907R108      7,000     400,000       SH        SOLE         115,000   --      285,000
NII HLDGS INC        NOTE 2.750% 8/1   62913FAF9        893     980,000       PRN       SOLE         980,000   --           --
NII HLDGS INC        NOTE 3.125% 6/1   62913FAF9     14,595  21,000,000       PRN       SOLE       6,010,000   --   14,990,000
NUSTAR GP HOLDINGS
  LLC                UNIT RESTG LLC    67059L102      5,688     276,000       SH        SOLE          79,000   --      197,000
RASER TECHNOLOGIES
  INC                COM               754055101      2,514     600,000       SH        SOLE         196,000   --      404,000
RESOURCE CAP CORP    COM               76120W302        423     139,000       SH        SOLE              --   --      139,000
SWITCH & DATA
  FACILITIES COM     COM               871043105        877     100,000       SH        SOLE          30,000   --       70,000
TESCO CORP           COM               88157K101      8,148   1,042,000       SH        SOLE         204,000   --      838,000
3-D SYS CORP DEL     COM NEW           88554D205      2,761     418,900       SH        SOLE              --   --      418,900
VICOR CORP           COM               925815102        494     101,000       SH        SOLE              --   --      101,000
WESCO INTL INC       NOTE 1.750% 11/1  95082PAG0      7,236  10,300,000       PRN       SOLE       2,690,000   --    7,610,000
                                                    150,310